SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of the beginning and ending balance of the assets and liabilities measured at fair value on recurring basis (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Fair Value Disclosures [Abstract]
Beginning balance	$ 0	$ 0
Fair value of short term investment at inception	20,000,000
Change in fair value	323,400	0
Ending balance	$ 20,323,400	$ 0